Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	SCT for PEO(1)	CAP for PEO(2)	SCT for Non-PEO NEO(3)	CAP for Non-PEO NEO(4)	Fixed $100 Investment Based on TSR(5)	Net Income (in 000’s)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$652,951	$1,948,805	$357,825	$773,236	$271.22	$8,978
2024	$441,303	$397,475	$320,500	$328,349	$122.06	$2,127
2023	$418,605	$632,137	$297,613	$424,446	$118.71	$7,074

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Rick, our Chief Executive Officer, for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation Table.”

PEO Total Compensation Amount	$ 652,951	$ 441,303	$ 418,605
PEO Actually Paid Compensation Amount	$ 1,948,805	397,475	632,137
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of CAP to Rick, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Rick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Rick’s total compensation as reported in the SCT for each year to determine the CAP:

Year	SCT Total for PEO	SCT Reported Equity Award Value for PEO	Equity Award Adjustments for PEO(A)	CAP to PEO
2025	$652,951	$(47,630)	$1,343,484	$1,948,805
2024	$441,303	—	$(43,828)	$397,475
2023	$418,605	—	$213,532	$632,137

(A)	Represents the year-over-year change in the fair value of equity awards to Rick as summarized below:

Year	Add: fair value of awards granted during FY at end of year	Change in fair value of awards granted in any PY unvested at end of FY	Add for awards granted and vested in the same FY the fair value as of vesting date	Change in fair value as of vesting date of any awards from a PY vested in CY	Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY	Total Equity Award Adjustments
2025	$43,640	$1,394,524	$—	$(6,300)	$(88,380)	$1,343,484
2024	$—	$42,122	$—	$—	$(85,950)	$(43,828)
2023	$—	$288,017	$—	$140,840	$(215,325)	$213,532

Non-PEO NEO Average Total Compensation Amount	$ 357,825	320,500	297,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 773,236	328,349	424,446
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The dollar amounts reported in column (d) of the PvP table represent the amounts reported for Alisha, who is the Company’s only Non-PEO NEOs in the “Total” column of the SCT in each applicable year.
(4)	The dollar amounts reported in column (e) represent the amount of CAP to Alisha, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Alisha during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Alisha’s total compensation as reported in the SCT for each year to determine the CAP:

Year	SCT for Alisha Charlton	SCT Reported Equity Award Value for Alisha Charlton	Equity Award Adjustments for Alisha Charlton(A)	Compensation Actually Paid to Alisha Charlton
2025	$357,825	$(47,630)	$463,041	$773,236
2024	$320,500	$(20,070)	$27,919	$328,349
2023	$297,613	—	$126,833	$424,446

(A)	Represents the year-over-year change in the fair value of Alisha’s equity awards as summarized below:

Year	Add: fair value of awards granted during FY at end of year	Change in fair value of awards granted in any PY unvested at end of FY	Add for awards granted and vested in the same FY the fair value as of vesting date	Change in fair value as of vesting date of any awards from a PY vested in CY	Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY	Total Equity Award Adjustments
2025	$43,640	$451,867	$—	$(6,688)	$(25,778)	$463,041
2024	$39,280	$13,708	$—	$—	$(25,069)	$27,919
2023	$—	$92,897	$—	$88,184	$(54,248)	$126,833

(5)	Cumulative total shareholder return (“TSR”) assumes $100 is invested in Pro-Dex, Inc. common stock as of July 1, 2022. The TSR represents the cumulative value of the $100 investment as of the end of each fiscal year presented (each, a measurement period). Pursuant to SEC rules, TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. However, as the Company does not pay dividends, TSR in this proxy statement is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement periods by the Company’s share price at the beginning of the measurement period.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

CAP and TSR

CAP and TSR

As demonstrated by the following graph, the amount of CAP for 2023, 2024 and 2025 and the CAP is generally aligned with our TSR over the three years presented in the table. The alignment of CAP with our TSR over the period presented is because a significant portion of the CAP is comprised of equity awards.

CAP and Net Income

CAP and Net Income

As demonstrated by the following graph, the amount of CAP for 2023, 2024 and 2025 and is generally aligned with our net income over the three years presented in the table. However, as noted above, a significant portion of the CAP is comprised of equity awards, and therefore this may not always be the case.

Total Shareholder Return Amount	$ 271.22	122.06	118.71
Net Income	$ 8,978,000	$ 2,127,000	$ 7,074,000
PEO Name	Rick	Rick	Rick
PEO [Member] | Rick [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (47,630)	$ 0	$ 0
PEO [Member] | Rick [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,343,484	(43,828)	213,532
PEO [Member] | Rick [Member] | Add: fair value of awards granted during FY at end of year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,640	0	0
PEO [Member] | Rick [Member] | Change in fair value of awards granted in any PY unvested at end of FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,394,524	42,122	288,017
PEO [Member] | Rick [Member] | Add for awards granted and vested in the same FY the fair value as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Rick [Member] | Change in fair value as of vesting date of any awards from a PY vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,300)	0	140,840
PEO [Member] | Rick [Member] | Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,380)	(85,950)	(215,325)
PEO [Member] | Rick [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,343,484	(43,828)	213,532
Non-PEO NEO [Member] | Alisha Charlton [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,630)	(20,070)	0
Non-PEO NEO [Member] | Alisha Charlton [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	463,041	27,919	126,833
Non-PEO NEO [Member] | Alisha Charlton [Member] | Add: fair value of awards granted during FY at end of year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,640	39,280	0
Non-PEO NEO [Member] | Alisha Charlton [Member] | Change in fair value of awards granted in any PY unvested at end of FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	451,867	13,708	92,897
Non-PEO NEO [Member] | Alisha Charlton [Member] | Add for awards granted and vested in the same FY the fair value as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Alisha Charlton [Member] | Change in fair value as of vesting date of any awards from a PY vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,688)	0	88,184
Non-PEO NEO [Member] | Alisha Charlton [Member] | Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,778)	(25,069)	(54,248)
Non-PEO NEO [Member] | Alisha Charlton [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 463,041	$ 27,919	$ 126,833